COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
COMMITMENTS, CONTINGENCIES, AND GUARANTEES [Abstract]
Estimated costs to complete future remediation efforts	$ 3.5	$ 3.5
Loss contingency for a Canadian anti-dumping duty		0.6	2.3
Surety Bonds and Letters of Credit [Abstract]
Payment and performance bonds outstanding	8.2
Expiration period of surety bonds	2 years
Completed projects still under warranty	16.9
Outstanding letters of credit	26.3	26.5
Irrevocable letters of credit in favor of our insurers outstanding	16.5
Irrevocable letters of credit in favor of our industrial development revenue bonds outstanding	9.8
Approximate identification and removal of contaminants costs	0.6
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Outstanding purchase commitments on capital projects	7
Imports [Member]
Long-term Purchase Commitment [Line Items]
Accrual balance of anti dumping duty assessments	$ 1.6	$ 0.9